Fair values - Fair value hierarchy (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets.
Securities in "Marketable securities and short-term investments"	$ 566,000,000	$ 712,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	143,000,000	192,000,000
Derivative liabilities-non-current in "Other non-current liabilities"	23,000,000	37,000,000
Financial assets reclassification from Level 1 to Level 2	0	0	$ 0
Financial assets reclassification from Level 2 to Level 1	0	0	0
Financial liabilities reclassification from Level 1 to Level 2	0	0	0
Financial liabilities reclassification from Level 2 to Level 1	0	0	$ 0
Recurring
Assets.
Derivative assets-current in "Other current assets"	120,000,000	143,000,000
Derivative assets-non-current in "Other non-current assets"	104,000,000	63,000,000
Total financial assets, fair value	790,000,000	711,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	143,000,000	192,000,000
Derivative liabilities-non-current in "Other non-current liabilities"	23,000,000	37,000,000
Total financial liabilities, fair value	166,000,000	229,000,000
Non-recurring
Assets.
Total financial assets, fair value	0	0
Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	304,000,000	203,000,000
Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	197,000,000	214,000,000
Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	65,000,000	88,000,000
Level 1 | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	197,000,000
Total financial assets, fair value		214,000,000
Level 1 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	197,000,000	214,000,000
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	120,000,000	143,000,000
Derivative assets-non-current in "Other non-current assets"	104,000,000	63,000,000
Total financial assets, fair value	593,000,000	497,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	143,000,000	192,000,000
Derivative liabilities-non-current in "Other non-current liabilities"	23,000,000	37,000,000
Total financial liabilities, fair value	166,000,000	229,000,000
Level 2 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	304,000,000	203,000,000
Level 2 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	$ 65,000,000	$ 88,000,000